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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-08216

                       PIMCO Strategic Income Fund, Inc.
              (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                 Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                              New York, NY 10019
                    (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: January 31

         Date of reporting period: July 1, 2013 through June 30, 2014

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ITEM 1. PROXY VOTING RECORD

Registrant : PIMCO Strategic Income Fund, Inc.

Fund Name : PIMCO Strategic Income Fund, Inc.
            (Formerly, PIMCO Strategic Global Government Fund, Inc.)



________________________________________________________________________________
SemGroup Corporation
Ticker     Security ID:             Meeting Date          Meeting Status
SEMG       CUSIP 81663A105          05/15/2014            Voted
Meeting Type                        Country of Trade
Annual                              United States

Issue No.  Description              Proponent  Mgmt Rec   Vote Cast  For/Against
                                                                     Mgmt

1.1        Elect Director Ronald A. Mgmt       For        For        For
            Ballschmiede

1.2        Elect Director Sarah M.  Mgmt       For        For        For
            Barpoulis

1.3        Elect Director John F.   Mgmt       For        For        For
            Chlebowski

1.4        Elect Director Carlin    Mgmt       For        For        For
            G. Conner

1.5        Elect Director Karl F.   Mgmt       For        For        For
            Kurz

1.6        Elect Director James H.  Mgmt       For        For        For
            Lytal

1.7        Elect Director Thomas    Mgmt       For        For        For
            R. McDaniel

2          Advisory Vote to Ratify  Mgmt       For        For        For
            Named Executive
            Officers'
            Compensation

3          Ratify Auditors          Mgmt       For        For        For

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): PIMCO Strategic Income Fund, Inc.

By (Signature and Title)*:  /s/ Julian F. Sluyters
                            --------------------------------------------
                            Name: Julian F. Sluyters
                            Title: President and Chief Executive Officer

Date: August 27, 2014

* Print the name and title of each signing officer under his or her signature.